John Deere Owner Trust 2020-B Statement to Certificateholders	EXHIBIT 99.2

$160,000,000   Class A-1  0.25062%  Asset Backed Notes due July 15, 2021

$262,500,000   Class A-2  0.41%  Asset Backed Notes due March 15, 2023

$262,500,000   Class A-3  0.51%  Asset Backed Notes due November 15, 2024

$75,870,000   Class A-4  0.72%  Asset Backed Notes due June 15, 2027

$19,513,485 Overcollateralization

Payment Date:				15-Jul-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$15,612,549.30
		per $1,000 original principal amount:		$59.48

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$15,612,549.30

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$38,657.49
			per $1,000 original principal amount:	$0.15

		(iii)	Class A-3 Notes:	$111,562.50
			per $1,000 original principal amount:	$0.43

		(iv)	Class A-4 Notes:	$45,522.00
			per $1,000 original principal amount:	$0.60

		(v)	Total:	$195,741.99

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$460,644,486.38

	(b)	Note Value at end of related Collection Period:		$455,414,795.68

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$97,531,311.17
		(ii)	A-2 Note Pool Factor:	0.3715479

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$397,637.50
		(i) per $1,000 original principal amount:	$0.50
	(b)	Amount of Servicing Fee earned:	$397,637.50
	(c)	Amount of Servicing Fee paid:	$397,637.50
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,058,210.12

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$4,091,164.59
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.89%

(13)	(i)	Aggregate amount of net losses for the collection period:	$78,168.33
	(ii)	Cumulative amount of net losses:	$515,686.85
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$305,386.16
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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